Consolidated Statements of Comprehensive Income - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Consolidated Statements of Comprehensive Income [Abstract]
NET INCOME FOR THE YEAR	$ 1,185,413	$ 1,248,476	[1]	$ 1,374,027	[1]
ITEMS THAT WILL NOT BE RECLASSIFIED TO PROFIT OR LOSS
Re-measurement of the liability (asset) for net defined benefits and actuarial results for other employee benefit plans	(62)	115		(75)
Fair value changes of equity instruments designated as at FVTOCI	(148)	(212)		5,367
OTHER COMPREHENSIVE INCOME THAT WILL NOT BE RECLASSIFIED TO PROFIT OR LOSS BEFORE TAX	(210)	(97)		5,292
Income tax on other comprehensive income that will not be reclassified to profit or loss	(448)	893		(1,429)
TOTAL OTHER COMPREHENSIVE INCOME THAT WILL NOT BE RECLASSIFIED TO INCOME AFTER TAXES	(658)	796		3,863
ITEMS THAT CAN BE RECLASSIFIED TO PROFIT OR LOSS
Fair value changes of financial assets at FVTOCI	8,806	(4,664)		8,874
Cash flow hedges	(28,341)	(21,798)		113,183
Participation in other comprehensive income of entities registered under the equity method	(59)	26		116
OTHER COMPREHENSIVE INCOME THAT WILL BE RECLASSIFIED TO INCOME BEFORE TAXES	(19,594)	(26,436)		122,173
Income tax on other comprehensive income that can be reclassified in profit or loss	6,716	5,175		(32,365)
TOTAL OTHER COMPREHENSIVE INCOME THAT WILL BE RECLASSIFIED TO PROFIT OR LOSS AFTER TAX	(12,878)	(21,261)		89,808
TOTAL OTHER COMPREHENSIVE INCOME FOR THE YEAR	(13,536)	(20,465)		93,671
COMPREHENSIVE INCOME FOR THE YEAR	1,171,877	1,228,011		1,467,698
Attributable to:
Bank’s Shareholders	1,171,877	1,228,011		1,467,696
Non-controlling interests				$ 2

[1]	The comparative information was aligned with the new segment structure in accordance with IFRS 8.